Item 1. Report to Shareholders

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET
VALUE

Beginning of
period         $  14.80   $  11.13   $  14.07   $  15.72   $  17.71   $  16.45

Investment
activities
  Net investment
  income           0.02       0.09       0.09       0.16       0.13       0.15

  Net realized
  and unrealized
  gain (loss)      0.60       3.70      (2.88)     (1.37)     (0.15)      3.19

  Total from
  investment
  activities       0.62       3.79      (2.79)     (1.21)     (0.02)      3.34

Distributions
  Net investment
  income             --      (0.10)     (0.08)     (0.16)     (0.12)     (0.17)

  Net realized
  gain               --      (0.02)     (0.07)     (0.28)     (1.85)     (1.91)

  Total
  distributions      --      (0.12)     (0.15)     (0.44)     (1.97)     (2.08)

NET ASSET
VALUE

End of period  $  15.42   $  14.80   $  11.13   $  14.07   $  15.72   $  17.71
               ----------------------------------------------------------------
Ratios!!

Total return^      4.19%     34.09%    (19.83)%    (7.63)%    (0.11)%    21.20%

Ratio of total
expenses to
average net
assets             0.00%      0.00%       0.00%      0.00%      0.00%     0.00%

Ratio of net
investment
income to
average
net assets         0.29%!     0.75%       0.68%      1.05%      0.70%     0.85%

Portfolio
turnover rate       2.2%!      2.3%        3.9%       6.1%      11.6%     20.3%

Supplemental
Data

Weighted
average
expense ratio
of underlying
Price funds *      0.86%!     0.88%       0.88%      0.87%      0.83%     0.83%

Effective
expense ratio      0.86%!     0.88%       0.88%      0.87%      0.83%     0.83%

Net assets,
end of period
(in millions)   $  2,362   $  2,236    $  1,739   $  2,373   $  2,889  $  3,031

!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------



               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00    12/31/99

NET ASSET
VALUE

Beginning
of period      $  11.77   $  10.76   $  10.60   $  10.77   $  10.71   $  11.50

Investment
activities
  Net investment
  income           0.24       0.51       0.55       0.63       0.62       0.67

  Net realized
  and unrealized
  gain (loss)     (0.15)      1.06       0.16      (0.15)      0.14      (0.64)

  Total from
  investment
  activities       0.09       1.57       0.71       0.48       0.76       0.03

Distributions
  Net investment
  income          (0.24)     (0.50)     (0.55)     (0.55)     (0.70)     (0.69)

  Net realized
  gain               --      (0.06)        --      (0.02)        --      (0.13)

  Tax return of
  capital            --         --         --      (0.08)        --         --

  Total
  distributions   (0.24)     (0.56)     (0.55)     (0.65)     (0.70)     (0.82)

NET ASSET
VALUE

End of period  $  11.62   $  11.77   $  10.76   $  10.60   $  10.77   $  10.71
               ----------------------------------------------------------------

Ratios!!

Total return^      0.76%     14.96%      6.86%      4.59%      7.40%      0.26%

Ratio of total
expenses to
average net
assets             0.00%      0.00%      0.00%      0.00%      0.00%      0.00%

Ratio of net
investment
income to
average
net assets         4.12%!     4.47%      5.17%      5.91%      6.03%      5.95%

Portfolio
turnover rate       2.9%!      4.0%      14.1%      22.7%      19.3%      18.6%

Supplemental
Data

Weighted average
expense ratio of
underlying
Price funds *      0.75%!     0.78%      0.80%      0.80%      0.77%      0.77%

Effective
expense ratio      0.75%!     0.78%      0.80%      0.80%      0.77%      0.77%

Net assets,
end of period
(in millions)   $  3,948   $  3,552   $  2,713   $  2,465   $  2,471   $  2,548

!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00    12/31/99

NET ASSET
VALUE

Beginning of
period         $   8.70   $   6.40   $   7.76   $  10.08   $  13.53   $  10.56

Investment
activities
  Net investment
  income            --        0.09       0.07       0.18       0.12       0.12

  Net realized
  and unrealized
  gain             0.24       2.32      (1.36)     (2.17)     (2.10)      3.95

  Total from
  investment
  activities       0.24       2.41      (1.29)     (1.99)     (1.98)      4.07

Distributions
  Net investment
  income            --       (0.10)     (0.07)     (0.18)     (0.12)     (0.13)

  Net realized
  gain              --       (0.01)        --      (0.15)     (1.35)     (0.97)

  Total
  distributions     --       (0.11)     (0.07)     (0.33)     (1.47)     (1.10)

NET ASSET
VALUE

End of period  $   8.94   $   8.70   $   6.40   $   7.76  $   10.08  $   13.53
               ---------------------------------------------------------------

Ratios!!

Total return^      2.76%     37.73%   (16.61)%   (19.71)%   (14.71)%     39.49%

Ratio of total
expenses to
average net
assets             0.00%      0.00%      0.00%      0.00%      0.00%      0.00%

Ratio of net
investment
income to
average
net assets         0.07%!     1.36%      1.01%      2.06%      0.94%      1.14%

Portfolio
turnover rate      10.9%!     47.1%      94.4%      30.6%      42.5%      20.1%

Supplemental
Data

Weighted average
expense ratio
of underlying
Price funds *      1.05%!     1.10%      1.12%      1.09%      0.98%      0.89%

Effective
expense ratio      1.05%!     1.10%      1.12%      1.09%      0.98%      0.89%

Net assets,
end of period
(in thousands)$   92,449 $   79,477 $   52,652 $   64,153 $   81,843 $   82,846

!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


                            Percent of
Portfolio of Investments(1) Net Assets              Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
New Horizons Fund*                16.6%         14,713,318              391,668

T. Rowe Price
Equity Income Fund                16.3          15,473,916              384,991

T. Rowe Price
International Stock Fund          14.1          28,583,908              333,860

T. Rowe Price
Blue Chip Growth Fund             13.6          10,952,260              320,682

T. Rowe Price
Growth Stock Fund                 13.5          12,781,871              318,908

T. Rowe Price
Mid-Cap Value Fund                 8.2           8,883,402              194,813

T. Rowe Price
Growth & Income Fund               6.9           7,358,191              162,690

T. Rowe Price
Emerging Markets
Stock Fund                         3.9           5,986,214               92,427

T. Rowe Price
International
Growth & Income Fund               3.5           7,624,846               82,043

T. Rowe Price
New Era Fund                       2.2           1,729,985               51,000

T. Rowe Price
Value Fund                         1.2           1,398,458               29,368

Total Investments in Securities

100.0% of Net Assets
(Cost $1,851,263)                                          $          2,362,450
                                                           --------------------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $1,851,263)                                 $          2,362,450

Other assets                                                             22,564

Total assets                                                          2,385,014

Liabilities

Total liabilities                                                        22,600

NET ASSETS                                                 $          2,362,414
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $              3,710

Undistributed net realized
gain (loss)                                                            (134,330)

Net unrealized gain (loss)                                              511,187

Paid-in-capital applicable to
153,247,258 shares of $0.01
par value capital stock
outstanding; 1,000,000,000 shares
of the Corporation authorized                                         1,981,847

NET ASSETS                                                 $          2,362,414
                                                           --------------------


NET ASSET VALUE PER SHARE                                  $              15.42
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


                            Percent of
Portfolio of Investments(1) Net Assets              Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
New Income Fund                   23.6%        104,886,739              932,443

T. Rowe Price
High Yield Fund                   21.2         121,758,314              837,697

T. Rowe Price
Equity Income Fund                15.2          24,064,181              598,717

T. Rowe Price
International Bond Fund           14.8          58,947,315              582,400

T. Rowe Price
GNMA Fund                         12.3          50,862,623              486,755

T. Rowe Price
Short-Term Bond Fund               8.0          66,686,803              317,429

T. Rowe Price
U.S. Treasury Long-Term Fund       2.6           8,977,992              102,708

T. Rowe Price
Emerging Markets Bond Fund         2.0           6,738,742               79,652

T. Rowe Price
Corporate Income Fund              0.3           1,160,195               11,022

Total Investments in Securities

100.0% of Net Assets
(Cost $3,810,365)                                          $          3,948,823
                                                           --------------------

(1)  Denominated in U.S. dollars unless otherwise noted

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $3,810,365)                                 $          3,948,823

Other assets                                                             11,530

Total assets                                                          3,960,353

Liabilities

Total liabilities                                                        12,371

NET ASSETS                                                 $          3,947,982
                                                           --------------------

Net Assets Consist of:

Undistributed net realized
gain (loss)                                                $             10,265

Net unrealized gain (loss)                                              138,458

Paid-in-capital applicable to
339,853,727 shares of $0.01
par value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                3,799,259

NET ASSETS                                                 $          3,947,982
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.62
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


                             Percent of
Portfolio of Investments (1) Net Assets             Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
International Stock Fund          45.9%          3,634,415               42,450

T. Rowe Price
European Stock Fund               28.2           1,481,361               26,087

T. Rowe Price
Japan Fund *                      10.0           1,093,713                9,264

T. Rowe Price
Emerging Markets Stock Fund        6.7             402,923                6,221

T. Rowe Price
International Discovery Fund       4.7             150,640                4,344

T. Rowe Price
New Asia Fund                      2.5             279,956                2,276

T. Rowe Price
Emerging Europe &
Mediterranean Fund                 2.0             137,672                1,805

Total Investments in Securities

100.0% of Net Assets
(Cost $99,891)                                             $             92,447
                                                           --------------------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $99,891)                                    $             92,447

Other assets                                                                 75

Total assets                                                             92,522

Liabilities

Total liabilities                                                            73

NET ASSETS                                                 $             92,449
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $                 32

Undistributed net realized gain (loss)                                   (7,095)

Net unrealized gain (loss)                                               (7,444)

Paid-in-capital applicable to
10,340,604 shares of $0.01
par value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                  106,956

NET ASSETS                                                 $             92,449
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               8.94
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)                         Growth             Income        International
                                   Fund               Fund                 Fund

                               6 Months           6 Months             6 Months
                                  Ended              Ended                Ended
                                6/30/04            6/30/04              6/30/04

Investment Income

Income
  Dividend               $        3,336     $        4,048      $            --

  Interest                           --             74,678                   32

  Total income                    3,336             78,726                   32

Expenses
  Shareholder servicing           2,127              3,861                  110

  Registration                       56                117                   14

  Prospectus and
  shareholder reports                40                 34                    4

  Custody and accounting             18                 18                   18

  Legal and audit                     5                  6                    5

  Directors                           4                  5                    2

  Expenses reimbursed by
  underlying Price funds         (2,250)            (4,041)                (153)

  Total expenses                     --                --                    --

Net investment income             3,336             78,726                   32


Realized and Unrealized Gain (Loss)


Net realized gain (loss)
  Sale of underlying
  Price funds                     8,055             (2,104)              (2,262)

  Capital gain distributions
  from underlying Price funds     2,946              8,133                   --

  Net realized gain (loss)       11,001              6,029               (2,262)

Change in net unrealized
gain (loss) from
underlying Price funds           78,538            (59,750)               4,347

Net realized and unrealized
gain (loss)                      89,539            (53,721)               2,085

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS   $       92,875     $       25,005      $         2,117
                        -------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income                    $         3,336      $        14,294

  Net realized gain (loss)                          11,001              (87,644)

  Change in net unrealized
  gain (loss)                                       78,538              652,263

  Increase (decrease) in
  net assets from operations                        92,875              578,913

Distributions to shareholders
  Net investment income                                 --              (15,230)

  Net realized gain                                     --               (3,047)

  Decrease in net assets
  from distributions                                    --              (18,277)

Capital share transactions *
  Shares sold                                      188,284              233,024

  Distributions reinvested                              --               17,823

  Shares redeemed                                 (154,255)            (314,892)

  Increase (decrease) in net
  assets from capital
  share transactions                                34,029              (64,045)

Net Assets

Increase (decrease)
during period                                      126,904              496,591

Beginning of period                              2,235,510            1,738,919

End of period                              $     2,362,414      $     2,235,510
                                           ------------------------------------

(Including undistributed net
investment income of $3,710
at 6/30/04 and $374 at 12/31/03)

*Share information
  Shares sold                                       12,348               18,699

  Distributions reinvested                              --                1,252

  Shares redeemed                                  (10,132)             (25,226)

  Increase (decrease)
  in shares outstanding                              2,216               (5,275)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income                    $        78,726      $       139,767

  Net realized gain (loss)                           6,029               35,229

  Change in net unrealized
  gain (loss)                                      (59,750)             262,849

  Increase (decrease) in net
  assets from operations                            25,005              437,845

Distributions to shareholders
  Net investment income                            (78,726)            (139,767)

  Net realized gain                                     --              (17,825)

  Decrease in net assets from
  distributions                                    (78,726)            (157,592)

Capital share transactions *
  Shares sold                                      738,339            1,071,950

  Distributions reinvested                          74,019              147,592

  Shares redeemed                                 (362,662)            (660,550)

  Increase (decrease) in net assets
  from capital share transactions                  449,696              558,992

Net Assets
Increase (decrease) during period                  395,975              839,245

Beginning of period                              3,552,007            2,712,762

End of period                              $     3,947,982      $     3,552,007
                                           ------------------------------------

(Including undistributed net investment
income of $0 at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold                                       62,540               95,505

  Distributions reinvested                           6,313               13,042

  Shares redeemed                                  (30,879)             (58,719)

  Increase (decrease) in shares outstanding         37,974               49,828

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income                    $            32      $           820

  Net realized gain (loss)                          (2,262)              (1,293)

  Change in net unrealized gain (loss)               4,347               21,510

  Increase (decrease) in net
  assets from operations                             2,117               21,037

Distributions to shareholders
  Net investment income                                 --                 (893)

  Net realized gain                                     --                  (89)

  Decrease in net assets from distributions             --                 (982)

Capital share transactions *
  Shares sold                                       23,317               58,336

  Distributions reinvested                              --                  939

  Shares redeemed                                  (12,462)             (52,505)

  Increase (decrease) in net
  assets from capital
  share transactions                                10,855                6,770

Net Assets
Increase (decrease) during period                   12,972               26,825

Beginning of period                                 79,477               52,652

End of period                              $        92,449      $        79,477
                                           ------------------------------------

(Including undistributed net investment income of $32 at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold                                        2,596                8,494

  Distributions reinvested                              --                  113

  Shares redeemed                                   (1,392)              (7,692)

  Increase (decrease) in shares outstanding          1,204                  915

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.


Note 1 - Significant Accounting Policies

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Redemption Fees
For Spectrum International, a 2% fee is assessed on redemptions of fund shares held less than 90 days. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares and are paid to the fund. Redemption fees received by the fund are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the fund. Accordingly, redemption fees have no effect on the net assets of the fund.

Investment Transactions, Investment Income, and Distributions
Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the Spectrum Funds' shareholders are recorded on the ex-dividend date. Income distributions are declared by Spectrum Income on a daily basis and paid monthly. Income distributions are declared and paid by Spectrum Growth and Spectrum International on an annual basis. Capital gain distributions, if any, are declared and paid by each fund, typically on an annual basis.

Other
In the normal course of business, each fund enters into contracts that provide general indemnifications. Each fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investments In Underlying Price Funds

Purchases and sales of the underlying Price funds for the six months ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                        Spectrum              Spectrum                 Spectrum
                          Growth                Income            International

Purchases          $  59,052,000        $  425,999,000            $  15,650,000

Sales                 24,944,000            54,935,000                4,794,000


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

For tax purposes, Spectrum Growth has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, realized losses in the amount of $6,322,000 for Spectrum Growth that were recognized for financial reporting purposes in the year ended December 31, 2003, were recognized for tax purposes on January 1, 2004. Further, each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, Spectrum Growth had $139,154,000 of unused capital loss carryforwards, of which $48,512,000 expire in 2010, and $90,642,000 expire in 2011. Spectrum
International had $4,843,000 of unused capital loss carryforwards at December 31, 2003, of which $1,122,000 expire in 2009, $1,841,000 expire in 2010, and
$1,880,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:


--------------------------------------------------------------------------------
                        Spectrum              Spectrum                 Spectrum
                          Growth                Income            International

Cost            $  1,851,263,000      $  3,810,365,000            $  99,891,000

Unrealized
appreciation    $    511,187,000      $    212,932,000            $   2,967,000

Unrealized
depreciation               --              (74,474,000)             (10,411,000)

Net unrealized
appreciation
(depreciation)  $    511,187,000      $    138,458,000            $  (7,444,000)
                ---------------------------------------------------------------

Note 4 - Related Parties

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for Spectrum Growth and Spectrum Income, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for Spectrum International and also serves as manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries, and of the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The Spectrum Funds operate in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and, in the case of Spectrum International, Price International. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At June 30, 2004, Spectrum International Fund held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Growth Fund held approximately 28.6% of the outstanding shares of the International Growth & Income Fund, and Spectrum Income Fund held approximately 43.1% of the outstanding shares of the International Bond Fund, 26.3% of the High Yield Fund, 37.4% of the GNMA Fund, 43.3% of the U.S. Treasury Long-Term Fund, 36.6% of the New Income Fund, and 35.2% of the Emerging Markets Bond Fund.

Additionally, Spectrum Income is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At June 30, 2004, approximately 7.9% of the outstanding shares of Spectrum Income were held by the college savings plans.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Spectrum Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Spectrum Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004